Subsidiary Guarantor Information (Tables)	12 Months Ended
Dec. 31, 2024
Supplemental Information [abstract]
Summary of Principal Amount Outstanding of Registered Debt Securities	The following table sets forth, the principal amount of the registered debt securities issued by Petróleos Mexicanos pursuant to such exchange of notes:

Security	Issuer	Guarantors	Principal amount outstanding U.S.$
10.000% Notes due 2033	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,972,663
The following table sets forth, as of December 31, 2024, the principal amount outstanding of the registered debt securities originally issued by the Master Trust. As noted above, Petróleos Mexicanos has assumed, as primary obligor, all of the obligations of the Master Trust under these debt securities. The obligations of Petróleos Mexicanos are guaranteed by the Subsidiary Guarantors:
Table 1: Registered Debt Securities originally issued by the Master Trust and Assumed by Petróleos Mexicanos

Security	Primary obligor	Guarantors	Principal amount outstanding (U.S.$)
6.625% Guaranteed Bonds due 2035	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	U.S.$	1,750,000
6.625% Guaranteed Bonds due 2038	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	491,175
9.500% Guaranteed Bonds due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	168,625
The following table sets forth, as of December 31, 2024, the principal amount outstanding of the registered debt securities issued by Petróleos Mexicanos, and guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics.
Table 2: Registered Debt Securities originally issued by Petróleos Mexicanos

Security		Guarantors	Principal amount outstanding (U.S.$)
9.500% Global Guaranteed Bonds due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	96,718
6.625% Notes due 2035	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	999,000

Security		Guarantors	Principal amount outstanding (U.S.$)
6.500% Bonds due 2041	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,560,521
5.500% Bonds due 2044	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	640,357
6.375% Bonds due 2045	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,199,747
5.625% Bonds due 2046	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	626,143
4.500% Notes due 2026	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,124,403
4.250% Notes due 2025	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	635,449
6.875% Notes due 2026	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	2,502,771
6.750% Bonds due 2047	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	5,548,156
5.350% Notes due 2028	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,980,570
6.350% Bonds due 2048	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,574,041
6.500% Notes due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	4,009,043
5.950% Notes due 2031	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	3,777,381
6.490% Notes due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,538,374
6.840% Notes due 2030	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	2,345,538
6.950% Bonds due 2060	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	3,796,812
7.690% Bonds due 2050	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	8,047,831
6.500% Notes due 2029	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,204,708

Security		Guarantors	Principal amount outstanding (U.S.$)
6.875% Notes due 2025	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	901,836
8.750% Notes due 2029	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,908,685
6.700% Notes due 2032	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	6,787,190
10.000% Notes due 2033	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,972,663

Supplemental Statement of Financial Position
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF FINANCIAL POSITION
As of December 31, 2024

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Assets
Current assets
Cash and cash equivalents	Ps.	41,665,854	Ps.	5,143,459	Ps.	42,032,513	Ps.	—	Ps.	88,841,826
Trade and other accounts receivable, derivative financial instruments and other current assets	30,683,735		132,539,268		98,919,902		—		262,142,905
Accounts receivable—inter-company	1,965,995,495		1,434,224,881		256,358,639		(3,656,579,015)		—
Inventories	1,241,752		54,405,081		32,923,156		—		88,569,989
Total current assets	2,039,586,836		1,626,312,689		430,234,210		(3,656,579,015)		439,554,720
Long-term receivables—intercompany	1,457,697,966		—		719,134		(1,458,417,100)		—
Investments in associates	(1,659,731,734)		378,134,429		276,405,440		1,007,884,803		2,692,938
Wells, pipelines, properties, plant and equipment-net	7,156,628		1,221,547,573		421,828,511		—		1,650,532,712
Long-term notes receivables	—		691,787		329,991		—		1,021,778
Right of use	480,916		38,376,000		3,107,617		—		41,964,533
Deferred taxes	—		—		7,033,529		—		7,033,529
Intangible assets	63,772		15,767,890		1,256,615		—		17,088,277
Mexican Government Bonds	21,135,321		—		—		—		21,135,321
Other assets	2,147,391		2,686,655		22,894,729		—		27,728,775
Total assets	Ps.	1,868,537,096	Ps.	3,283,517,023	Ps.	1,163,809,776	Ps.	(4,107,111,312)	Ps.	2,208,752,583
Liabilities
Current liabilities
Current portion of long-term debt	Ps.	356,212,915	Ps.	2,417,693	Ps.	66,587,909	Ps.	—	Ps.	425,218,517
Accounts payable—inter-company	1,572,341,074		1,920,859,946		163,292,029		(3,656,493,049)		—
Other current liabilities	122,034,531		570,830,329		89,440,004		—		782,304,864
Total current liabilities	2,050,588,520		2,494,107,968		319,319,942		(3,656,493,049)		1,207,523,381
Long-term debt	1,494,800,312		18,785,937		39,967,489		—		1,553,553,738
Long-term payables—inter-company	—		1,457,697,966		805,100		(1,458,503,066)		—
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes	306,649,614		1,105,032,236		19,769,350		—		1,431,451,200
Total liabilities	3,852,038,446		5,075,624,107		379,861,881		(5,114,996,115)		4,192,528,319
Equity (deficit), net	(1,983,501,350)		(1,792,107,084)		783,947,895		1,007,884,803		(1,983,775,736)
Total liabilities and equity	Ps.	1,868,537,096	Ps.	3,283,517,023	Ps.	1,163,809,776	Ps.	(4,107,111,312)	Ps.	2,208,752,583
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF FINANCIAL POSITION
As of December 31, 2023

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Assets
Current assets
Cash and cash equivalents	Ps.	21,332,062	Ps.	8,121,798	Ps.	39,293,516	Ps.	—	Ps.	68,747,376
Trade and other accounts receivable, derivative financial instruments and other current assets	44,210,424		223,619,697		89,927,257		—		357,757,378
Accounts receivable—inter-company	1,779,552,352		1,084,854,020		209,158,202		(3,073,564,574)		—
Inventories	1,657,768		68,635,820		41,742,404		—		112,035,992
Total current assets	1,846,752,606		1,385,231,335		380,121,379		(3,073,564,574)		538,540,746
Long-term receivables—intercompany	1,255,133,079		—		947,917		(1,256,080,996)		—
Investments in associates	(1,193,893,056)		273,172,532		232,597,274		689,978,053		1,854,803
Wells, pipelines, properties, plant and equipment-net	6,883,032		1,152,610,684		322,828,450		—		1,482,322,166
Long-term notes receivables	—		998,352		181,354		—		1,179,706
Right of use	1,054,650		38,529,258		3,619,272		—		43,203,180
Deferred taxes	53,872,835		108,283,638		7,758,247		—		169,914,720
Intangible assets	30,385		19,267,774		1,052,660		—		20,350,819
Mexican Government Bonds	35,495,104		—		—		—		35,495,104
Other assets	—		2,223,837		8,390,255		—		10,614,092
Total assets	Ps.	2,005,328,635	Ps.	2,980,317,410	Ps.	957,496,808	Ps.	(3,639,667,517)	Ps.	2,303,475,336
Liabilities
Current liabilities
Current portion of long-term debt	407,016,329		17,773,661		52,431,604		—		477,221,594
Accounts payable—inter-company	1,611,866,944		1,353,441,870		108,185,471		(3,073,494,285)		—
Other current liabilities	49,017,649		491,387,451		106,090,967		—		646,496,067
Total current liabilities	2,067,900,922		1,862,602,982		266,708,042		(3,073,494,285)		1,123,717,661
Long-term debt	1,255,500,049		17,755,058		43,993,656		—		1,317,248,763
Long-term payables—inter-company	—		1,255,133,079		1,018,205		(1,256,151,284)		—
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes	334,789,836		1,162,988,573		17,709,313		—		1,515,487,722
Total liabilities	3,658,190,807		4,298,479,692		329,429,216		(4,329,645,569)		3,956,454,146
Equity (deficit), net	(1,652,862,172)		(1,318,162,282)		628,067,592		689,978,052		(1,652,978,810)
Total liabilities and equity	Ps.	2,005,328,635	Ps.	2,980,317,410	Ps.	957,496,808	Ps.	(3,639,667,517)	Ps.	2,303,475,336

Supplemental Statement of Comprehensive Income
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF COMPREHENSIVE INCOME
For the year ended December 31, 2024

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Total revenues	Ps.	—	Ps.	1,843,991,945	Ps.	1,246,933,287	Ps.	(1,421,408,105)	Ps.	1,669,517,127
Services income	48,983,059		96,205,153		24,792,667		(166,825,100)		3,155,779
Total revenues	48,983,059		1,940,197,098		1,271,725,954		(1,588,233,205)		1,672,672,906
(Impairment) of wells, pipelines, properties, plant and equipment	—		(53,439,595)		(37,985)		—		(53,477,580)
Cost of sales	1,249,656		1,729,785,149		1,249,513,305		(1,545,084,823)		1,435,463,287
Gross income	47,733,403		156,972,354		22,174,664		(43,148,382)		183,732,039
Total general expenses	86,642,971		129,848,759		13,974,822		(43,180,542)		187,286,010
Impairment losses on trade receivables	—		708,397		(16,146,955)		—		(15,438,558)
Other revenues (expenses), net	905,600		294,218		1,807,922		(5,083)		3,002,657
Operating (loss) income	(38,003,968)		28,126,210		(6,139,191)		27,077		(15,989,872)
Financing cost, net	(11,365,789)		(152,348,831)		(7,084,600)		(27,077)		(170,826,297)
Foreign exchange (loss) income , net	39,427,764		(338,726,253)		(5,153,747)		—		(304,452,236)
Profit (loss) sharing in associates	(716,122,380)		(4,327,032)		(13,212,549)		734,623,610		961,649
(Loss) income before duties, taxes and other	(726,064,373)		(467,275,906)		(31,590,087)		734,623,610		(490,306,756)
Total taxes, duties and other	54,351,481		231,791,066		4,138,651		—		290,281,198
Net (loss) income for the year	(780,415,854)		(699,066,972)		(35,728,738)		734,623,610		(780,587,954)
Total other comprehensive result	42,909,584		160,029,505		90,342,889		—		293,281,978
Total comprehensive (loss) income	Ps.	(737,506,270)	Ps.	(539,037,467)	Ps.	54,614,151	Ps.	734,623,610	Ps.	(487,305,976)
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF COMPREHENSIVE INCOME
For the year ended December 31, 2023

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Total revenues	Ps.	—	Ps.	1,929,682,164	Ps.	1,177,322,779	Ps.	(1,390,763,266)	Ps.	1,716,241,677
Services income	96,620,468		103,803,336		23,393,179		(220,121,042)		3,695,941
Total revenues	96,620,468		2,033,485,500		1,200,715,958		(1,610,884,308)		1,719,937,618
(Impairment) of wells, pipelines, properties, plant and equipment	—		(28,534,696)		(262,822)		—		(28,797,518)
Cost of sales	1,269,012		1,726,608,659		1,162,589,565		(1,509,793,447)		1,380,673,789
Gross income	95,351,456		278,342,145		37,863,571		(101,090,861)		310,466,311
Total general expenses	83,593,406		186,961,537		13,279,701		(101,039,204)		182,795,440
Impairment losses on trade receivables	(6)		(3,092,408)		(20,910)		—		(3,113,324)
Other (expenses) revenues, net	757,110		(3,324,062)		905,748		55,023		(1,606,181)
Operating income	12,515,154		84,964,138		25,468,708		3,366		122,951,366
Financing cost, net	(64,364,068)		(63,037,727)		(5,883,616)		(3,367)		(133,288,778)
Foreign exchange income (loss), net	(11,196,911)		244,756,587		4,519,366		—		238,079,042
Profit (loss) sharing in associates	68,641,910		72,937		35,224,291		(103,529,823)		409,315
Income (loss) before duties, taxes and other	5,596,085		266,755,935		59,328,749		(103,529,824)		228,150,945
Total taxes, duties and other	(2,510,630)		220,521,837		1,988,074		—		219,999,281
Net income (loss) for the year	8,106,715		46,234,098		57,340,675		(103,529,824)		8,151,664
Total other comprehensive result	(1,088,673)		(3,989,701)		(53,844,998)		—		(58,923,372)
Total comprehensive (loss) income	Ps.	7,018,042	Ps.	42,244,397	Ps.	3,495,677	Ps.	(103,529,824)	Ps.	(50,771,708)
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF COMPREHENSIVE INCOME
For the year ended December 31, 2022

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Total revenues	Ps.	—	Ps.	2,801,812,884	Ps.	1,498,442,200	Ps.	(1,922,252,125)	Ps.	2,378,002,959
Services income	80,180,636		97,771,725		16,779,837		(189,346,848)		5,385,350
Total revenues	80,180,636		2,899,584,609		1,515,222,037		(2,111,598,973)		2,383,388,309
(Impairment) of wells, pipelines, properties, plant and equipment	—		(83,932,377)		394,356		—		(83,538,021)
Cost of sales	1,188,124		2,254,594,197		1,473,464,907		(2,030,684,206)		1,698,563,022
Gross income	78,992,512		561,058,035		42,151,486		(80,914,767)		601,287,266
Total general expenses	75,209,256		161,507,542		12,165,708		(80,733,408)		168,149,098
Impairment losses on trade receivables	59,764		(2,092,526)		(2,242)		—		(2,035,004)
Other revenues (expenses), net	136,297		(617,947)		14,550,435		286,735		14,355,520
Operating income	3,979,317		396,840,020		44,533,971		105,376		445,458,684
Financing cost, net	(53,015,543)		(95,270,023)		(6,927,924)		(105,376)		(155,318,866)
Foreign exchange income (loss), net	(2,577,191)		131,349,483		917,798		—		129,690,090
Profit (loss) sharing in associates	149,613,112		(1,982,658)		66,706,428		(213,987,481)		349,401
Income (loss) before duties, taxes and other	97,999,695		430,936,822		105,230,273		(213,987,481)		420,179,309
Total taxes, duties and other	(2,412,355)		321,846,221		746,973		—		320,180,839
Net income (loss) for the year	100,412,050		109,090,601		104,483,300		(213,987,481)		99,998,470
Total other comprehensive result	27,263,372		96,178,950		(33,568,951)		—		89,873,371
Total comprehensive income (loss)	Ps.	127,675,422	Ps.	205,269,551	Ps.	70,914,349	Ps.	(213,987,481)	Ps.	189,871,841

Supplemental Statement of Cash Flows
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF CASH FLOWS
For the year ended December 31, 2024

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Operating activities:
Net (loss) income	Ps.	(780,415,854)	Ps.	(699,066,972)	Ps.	(35,728,738)	Ps.	734,623,610	Ps.	(780,587,954)
Income taxes and duties	54,351,481		231,791,066		4,138,651		—		290,281,198
Depreciation and amortization of wells, pipelines, properties, plant and equipment	583,189		140,629,882		5,637,137		—		146,850,208
Amortization of intangible assets	368,048		162,285		96,467		—		626,800
Impairment of wells, pipelines, properties, plant and equipment	—		53,439,595		37,985		—		53,477,580
Unsuccessful wells from intangible assets	—		25,944,025		—		—		25,944,025
Capitalized unsuccessful wells	—		13,046,124		—		—		13,046,124
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	93,070		3,303,841		1,166,293		—		4,563,204
Depreciation of rights of use	573,733		3,913,069		1,543,392		—		6,030,194
Unrealized foreign exchange loss in discount rate of reserve for well abandonment	—		9,126,600		—		—		9,126,600
(Profit) loss sharing in associates, net	716,122,380		4,327,032		13,212,549		(734,623,610)		(961,649)
Unrealized foreign exchange (income) loss	248,097,987		20,788,597		10,572,757		—		279,459,341
Financing cost	138,463,221		12,251,289		8,187,440		—		158,901,950
Financing income	(8,847,897)		(4,401,716)		(2,420,270)		—		(15,669,883)
Taxes and duties	8,010,859		(201,195,432)		2,266,715		—		(190,917,858)
Accounts receivable, inventories, accounts payable, DFIs and provisions	73,519,714		198,930,230		(4,810,162)		—		267,639,782
Employee benefits	6,447,500		48,203,352		448,048		—		55,098,900
Inter-company charges and deductions	63,918,703		(393,698,059)		(2,951,374)		332,730,730		—
Net cash flows from operating activities	521,286,134		(532,505,192)		1,396,890		332,730,730		322,908,562
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets	(1,520,360)		(199,197,320)		(62,219,624)		—		(262,937,304)
Other assets and other receivables	1,835,746		(53,656)		(11,163,693)		—		(9,381,603)
(Increase) decrease due to Inter-company investing	(452,848,589)		—		228,782		452,619,807		—
Net cash flows (used in) investing activities	(452,533,203)		(199,250,976)		(73,154,535)		452,619,807		(272,318,907)
Financing activities:
Increase in equity due to Certificates of Contribution “A”	156,509,050		—		—		—		156,509,050
Collection and interest collected from the Mexican Government	32,951,605		—		—		—		32,951,605
Lease payments of principal and interest	(388,874)		(6,255,637)		(1,820,136)		—		(8,464,647)
Loans obtained from financial institutions	408,712,952		30,633,407		617,177,528		—		1,056,523,887
Debt payments, principal only	(468,379,316)		(52,280,001)		(628,212,855)		—		(1,148,872,172)
Interest paid	(138,298,684)		(13,302,896)		3,220,622		—		(148,380,958)
Inter-company (decrease) increase financing	(39,525,872)		769,982,956		54,893,453		(785,350,537)		—
Net cash flows (used in) from financing activities	(48,419,139)		728,777,829		45,258,612		(785,350,537)		(59,733,235)
Net (decrease) increase in cash and cash equivalents	20,333,792		(2,978,339)		(26,499,033)		—		(9,143,580)
Effects of foreign exchange on cash balances	—		—		29,238,030		—		29,238,030
Cash and cash equivalents at the beginning of the year	21,332,062		8,121,798		39,293,516		—		68,747,376
Cash and cash equivalents at the end of the year	Ps.	41,665,854	Ps.	5,143,459	Ps.	42,032,513	Ps.	—	Ps.	88,841,826
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF CASH FLOWS
For the year ended December 31, 2023

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Operating activities:
Net income (loss)	Ps.	8,106,715	Ps.	46,234,098	Ps.	57,340,675	Ps.	(103,529,824)	Ps.	8,151,664
Income taxes and duties	(2,510,630)		220,521,837		1,988,074		—		219,999,281
Depreciation and amortization of wells, pipelines, properties, plant and equipment	565,065		132,294,655		4,695,556		—		137,555,276
Amortization of intangible assets	491,831		20,458		87,338		—		599,627
Impairment of wells, pipelines, properties, plant and equipment	—		28,534,696		262,822		—		28,797,518
Capitalized unsuccessful wells	—		29,529,330		—		—		29,529,330
Unsuccessful wells from intangible assets	—		4,436,985		—		—		4,436,985
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	48		6,757,696		752,828		—		7,510,572
Depreciation of rights of use	602,527		3,845,999		1,438,314		—		5,886,840
Cancellation of leases	(98,421)		(19,643)		(10,634)		—		(128,698)
Unrealized foreign exchange loss (income) of reserve for well abandonment	—		4,638,600		—		—		4,638,600
(Profit) loss sharing in associates, net	(68,641,910)		(72,937)		(35,224,291)		103,529,823		(409,315)
Unrealized foreign exchange loss (income)	(198,352,926)		(15,838,600)		(7,580,344)		—		(221,771,870)
Financing cost	132,960,329		11,929,647		7,281,405		—		152,171,381
Financing income	(11,196,984)		(5,147,757)		(1,865,636)		—		(18,210,377)
Taxes and duties	673,056		(132,902,147)		(342,880)		—		(132,571,971)
Accounts receivable, inventories, accounts payable, DFIs and provisions	17,573,923		26,704,365		(18,574,069)		—		25,704,219
Employee benefits	15,355,953		44,440,075		260,456		—		60,056,484
Inter-company charges and deductions	(371,155,018)		32,322,800		9,737,603		329,094,615		—
Net cash flows from operating activities	(475,626,442)		438,230,157		20,247,217		329,094,614		311,945,546
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets	(875,254)		(222,997,316)		(68,078,428)		—		(291,950,998)
Other assets and other receivables	2,493,369		1,387,079		21,098,893		—		24,979,341
(Increase) decrease due to Inter-company investing	315,439,003		—		413,722		(315,852,725)		—
Net cash flows (used in) investing activities	317,057,118		(221,610,237)		(46,565,813)		(315,852,725)		(266,971,657)
Financing activities:
Increase in equity due to Certificates of Contribution “A”	166,615,123		—		—		—		166,615,123
Collection and interest collected from the Mexican Government	53,902,357		—		—		—		53,902,357
Lease payments of principal and interest	(477,081)		(5,851,936)		(1,446,963)		—		(7,775,980)
Loans obtained from financial institutions	298,622,440		35,205,868		547,572,751		—		881,401,059
Debt payments, principal only	(406,226,899)		(43,573,854)		(529,053,874)		—		(978,854,627)
Interest paid	(135,584,431)		(9,352,797)		886,892		—		(144,050,336)
Inter-company increase (decrease) financing	188,240,825		(196,218,537)		21,219,601		(13,241,889)		—
Net cash flows (used in) from financing activities	165,092,334		(219,791,256)		39,178,407		(13,241,889)		(28,762,404)
Net (decrease) increase in cash and cash equivalents	6,523,010		(3,171,336)		12,859,811		—		16,211,485
Effects of foreign exchange on cash balances	—		—		(11,878,620)		—		(11,878,620)
Cash and cash equivalents at the beginning of the year	14,809,052		11,293,134		38,312,325		—		64,414,511
Cash and cash equivalents at the end of the year	Ps.	21,332,062	Ps.	8,121,798	Ps.	39,293,516	Ps.	—	Ps.	68,747,376

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF CASH FLOWS
For the year ended December 31, 2022

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Operating activities:
Net income (loss)	Ps.	100,412,050	Ps.	109,090,601	Ps.	104,483,300	Ps.	(213,987,481)	Ps.	99,998,470
Income taxes and duties	(2,412,355)		321,846,221		746,973		—		320,180,839
Depreciation and amortization of wells, pipelines, properties, plant and equipment	554,672		134,768,990		4,448,153		—		139,771,815
Amortization of intangible assets	433,850		22,598		59,894		—		516,342
Impairment of wells, pipelines, properties, plant and equipment	—		83,932,377		(394,356)		—		83,538,021
Capitalized unsuccessful wells	—		7,110,169		—		—		7,110,169
Unsuccessful wells from intangible assets	—		13,911,491		—		—		13,911,491
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	770,522		20,594,151		2,358,648		—		23,723,321
Depreciation of rights of use	402,661		4,775,839		785,278		—		5,963,778
Cancellation of leases	17,489		(824,885)		—		—		(807,396)
(Gains) on bargain purchase of business acquisition	—		—		(1,271,188)		—		(1,271,188)
Reclassification of translation effect	—		—		(10,383,296)		—		(10,383,296)
Unrealized foreign exchange loss (income) of reserve for well abandonment	—		4,647,200		—		—		4,647,200
(Profit) loss sharing in associates, net	(149,613,112)		1,982,658		(66,706,428)		213,987,481		(349,401)
Unrealized foreign exchange loss (income)	(116,319,473)		(7,874,293)		(4,351,603)		—		(128,545,369)
Financing cost	133,280,499		20,710,183		5,693,198		—		159,683,880
Financing income	(15,912,365)		(10,859,934)		(455,666)		—		(27,227,965)
Taxes and duties	(6,301,293)		(360,898,996)		527,037		—		(366,673,252)
Accounts receivable, inventories, accounts payable, DFIs and provisions	15,493,005		(52,750,442)		15,832,583		—		(21,424,854)
Employee benefits	18,330,319		35,818,190		126,678		—		54,275,187
Inter-company charges and deductions	511,277,041		(191,050,153)		115,670,229		(435,897,117)		—
Net cash flows from operating activities	490,413,510		134,951,965		167,169,434		(435,897,117)		356,637,792
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets	(1,015,214)		(221,783,321)		(131,061,456)		13,389,062		(340,470,929)
Other assets and other receivables	2,041,688		(1,388,372)		(19,728,200)		(13,389,063)		(32,463,947)
(Increase) decrease due to Inter-company investing	118,585,446		—		484,885		(119,070,331)		—
Net cash flows (used in) investing activities	119,611,920		(223,171,693)		(150,304,771)		(119,070,332)		(372,934,876)
Financing activities:
Increase in equity due to Certificates of Contribution “A” and proceeds from FONADIN grants	211,306,717		—		—		—		211,306,717
Collection and interest collected from the Mexican Government	7,455,715		—		—		—		7,455,715
Lease payments of principal and interest	(689,290)		(8,597,594)		(1,349,939)		—		(10,636,823)
Loans obtained from financial institutions	428,181,800		34,447,738		601,549,878		—		1,064,179,416
Debt payments, principal only	(470,070,458)		(41,828,143)		(595,260,679)		—		(1,107,159,280)
Interest paid	(136,869,989)		(17,387,706)		301,005		—		(153,956,690)
Inter-company (decrease) increase financing	(669,221,278)		126,720,697		(12,466,868)		554,967,449		—
Net cash flows (used in) from financing activities	(629,906,783)		93,354,992		(7,226,603)		554,967,449		11,189,055
Net (decrease) increase in cash and cash equivalents	(19,881,353)		5,135,264		9,638,060		—		(5,108,029)
Effects of foreign exchange on cash balances	—		—		(6,983,907)		—		(6,983,907)
Cash and cash equivalents at the beginning of the year	34,690,405		6,157,870		35,658,172		—		76,506,447
Cash and cash equivalents at the end of the year	Ps.	14,809,052	Ps.	11,293,134	Ps.	38,312,325	Ps.	—	Ps.	64,414,511